Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - AJAX I [Member] - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value –	[1]	$ 89,590,428
Initial measurement on October 30, 2020 (IPO)	[1]		32,328,622
Change in valuation inputs or other assumptions	[1]		57,261,806
Fair value as of December 31, 2020	[1]		89,590,428
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value –		66,009,252
Initial measurement on October 30, 2020 (IPO)			23,143,488
Change in valuation inputs or other assumptions			42,865,764
Fair value as of December 31, 2020			66,009,252
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value –		155,599,680
Initial measurement on October 30, 2020 (IPO)			55,472,110
Change in valuation inputs or other assumptions		$ (64,296,618)	100,127,570
Fair value as of December 31, 2020			$ 155,599,680

[1]	As a result of the difference in fair value of $1.53 per share of the Private Placement warrants and the purchase of $1.00 per share (see Note 5), the Company recorded a charge of $11.2 million as of the date of the Private Placement which is included in the private placement liability initial measurement within this table but is reported as part of the change in fair value of the warrant liability in the statement of operations.